CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY - USD ($)	Total	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]
Balance at Dec. 31, 2012	$ (21,860)		$ 12,912	$ 1,224,087	$ (1,258,859)
Balance, shares at Dec. 31, 2012			12,912,129
Sale of common stock units for cash	2,388,382		$ 5,460	2,382,922
Sale of common stock units for cash, shares			5,460,000
Preferred and common stock issued for services to be rendered	1,735,000	$ 121	$ 590	1,734,289
Preferred and common stock issued for services to be rendered, shares		121,000	590,000
Common stock issued for services	$ 318,500		$ 335	318,165
Common stock issued for services, shares			335,000
Common stock awards vesting			$ 52	(52)
Common stock awards vesting, shares			51,665
Common stock issued for financing			$ 174	(174)
Common stock issued for financing, shares			174,010
Common stock warrant issued for services to be rendered	$ 105,827			105,827
Common stock issued as payment of accounts payable	$ 3,000		$ 3	2,997
Common stock issued as payment of accounts payable, shares			3,000
Repurchase of common stock issued for financing			$ (174)	174
Repurchase of common stock issued for financing, shares			(174,010)
Stock based compensation	$ 313,329		$ 550	$ 312,779
Stock based compensation, shares			550,000
Net loss	(1,747,440)				$ (1,747,440)
Balance at Dec. 31, 2013	3,094,738	$ 121	$ 19,902	$ 6,081,014	$ (3,006,299)
Balance, shares at Dec. 31, 2013		121,000	19,901,794
Sale of common stock units for cash	5,107,598		$ 5,199	5,102,399
Sale of common stock units for cash, shares			5,199,168
Common stock warrants subscribed	2,100			2,100
Stock based compensation, shares			800,000
Stock based compensation	$ 1,203,534		$ 800	1,202,734
Vested stock awards issued			$ 134	(134)
Vested stock awards issued, shares			133,332
Unvested stock awards issued			$ 45	(45)
Unvested stock awards issued, shares			45,455
Common stock issued for acquisition	$ 756,000		$ 600	755,400
Common stock issued for acquisition, shares			600,000
Common stock issued upon conversion of preferred stock		$ (35)	$ 350	$ (315)
Common stock issued upon conversion of preferred stock, shares		(35,000)	350,000
Net loss	$ (4,411,563)				$ (4,411,563)
Balance at Dec. 31, 2014	5,752,407	$ 86	$ 27,030	$ 13,143,153	$ (7,417,862)
Balance, shares at Dec. 31, 2014		86,000	27,029,749
Net loss	(1,638,870)
Balance at Jun. 30, 2015	$ 4,567,141